Biological assets (Tables)	12 Months Ended
Jun. 30, 2023
Biological assets
Schedule of changes biological assets
	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2021	326	13,370	8,215	12,943	217	156	35,227
Non-current (Production)	-	-	-	11,126	200	156	11,482
Current (Consumable)	326	13,370	8,215	1,817	17	-	23,745
Balance as of June 30, 2021	326	13,370	8,215	12,943	217	156	35,227
Transfers	(1,000)	1,000	-	-	-	-	-
Purchases	-	-	-	3,738	11	-	3,749
Initial recognition and changes in the fair value of biological assets (i)	-	26,644	13,551	(647)	50	-	39,598
Decrease due to harvest	-	(77,180)	(23,276)	-	-	-	(100,456)
Sales	-	-	-	(6,644)	(22)	-	(6,666)
Consumptions	-	-	-	(30)	-	(26)	(56)
Costs for the year	5,668	42,047	12,754	5,797	-	6	66,272
Foreign exchange	(1,000)	(373)	(2,386)	(964)	-	-	(4,723)
Balance as of June 30, 2022	3,994	5,508	8,858	14,193	256	136	32,945
Non-current (Production)	-	-	-	12,718	232	136	13,086
Current (Consumable)	3,994	5,508	8,858	1,475	24	-	19,859
Balance as of June 30, 2022	3,994	5,508	8,858	14,193	256	136	32,945
Purchases	-	-	-	1,156	12	-	1,168
Transfers	(835)	835	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	4,517	(375)	(5,397)	(92)	-	(1,347)
Decrease due to harvest	-	(56,662)	(13,703)	-	-	-	(70,365)
Sales	-	-	-	(4,572)	(7)	-	(4,579)
Consumes	-	-	-	(23)	(1)	(32)	(56)
Costs for the year	4,322	48,294	11,165	5,351	-	11	69,143
Currency translation adjustment	1,414	(757)	321	112	-	-	1,090
Balance as of June 30, 2023	8,895	1,735	6,266	10,820	168	115	27,999
Non-current (Production)	-	-	-	9,044	147	114	9,305
Current (Consumable)	8,895	1,735	6,266	1,776	21	1	18,694
Balance as of June 30, 2023	8,895	1,735	6,266	10,820	168	115	27,999

Schedule of presents main parameters
Description	Valuation technique	Parameters	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
Yields: 0.77 - 10.50 tn./ha.
Future of sale prices: 51,921 - 124,611 ARS/tn
Operating cost: 5,153 -92,749 ARS/ha
Brazil:
Yields: 101.60 tn./ha.
Future of sale prices: 43.84 BRL/tn.
Operating cost: 11.45 BRL/ha.
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
Yields: 83.43 tn/ha
Future of sale prices: 147.33 BRL/tn.
Operating cost: 85.58 BRL/tn.

Schedule of Capitalized cost of production
	06.30.2023	06.30.2022	06.30.2021

Supplies and labors	51,910	50,635	51,317
Salaries, social security costs and other personnel expenses	3,110	2,852	2,951
Depreciation and amortization	9,144	7,657	9,259
Fees and payments for services	137	170	172
Maintenance, security, cleaning, repairs and others	438	493	576
Taxes, rates and contributions	94	162	216
Leases and service charges	34	26	43
Freights	478	360	407
Travelling, library expenses and stationery	354	317	254
Other expenses	3,433	3,600	3,352
	69,132	66,272	68,547